NET OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
NET OPERATING REVENUE
Schedule of net operating revenue

	2020	2019	2018
Gross operating revenue	63,195,443	66,571,866	65,794,397
Services (1)	57,293,392	60,129,579	61,292,362
Sale of goods (2)	5,902,051	6,442,287	4,502,035

Deductions from gross operating revenue	(20,068,971)	(22,303,695)	(22,331,657)
Taxes	(13,022,712)	(13,894,361)	(14,559,915)
Services	(11,981,372)	(12,678,809)	(13,820,784)
Sale of goods	(1,041,340)	(1,215,552)	(739,131)

Discounts granted and return of goods	(7,046,259)	(8,409,334)	(7,771,742)
Services	(4,968,350)	(6,319,584)	(6,288,941)
Sale of goods	(2,077,909)	(2,089,750)	(1,482,801)

Net operating revenue	43,126,472	44,268,171	43,462,740
Services	40,343,670	41,131,186	41,182,637
Sale of Goods	2,782,802	3,136,985	2,280,103

(1)These include telephone services, use of interconnection network, data and SVA services, cable TV and other services.

(2)These include sale of goods (handsets, SIM cards and accessories) and equipment of “Vivo Tech”.